Share-Based Compensation	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009 Ergotron, Inc	Dec. 31, 2008 Ergotron, Inc
SHARE-BASED COMPENSATION

9.	SHARE-BASED COMPENSATION

Incentive Compensation Plan

On December 17, 2009, the Company established the 2009 Omnibus Incentive Plan (the “Incentive Plan”) which allows for grants of options, stock appreciation rights, restricted stock, other stock-based awards and performance-based compensation awards. The Incentive Plan is administered by the Board of Directors, the Compensation Committee of the Board of Directors, or any other committee designated by the Board of Directors to administer the Incentive Plan (the “Committee”). Participants consist of such employees, directors and other individuals providing services to the Company, or any subsidiary or affiliate, as the Committee in its sole discretion determines and whom the Committee may designate from time to time to receive awards.

Under the 2009 Plan, 2,153,110 shares were authorized for grant through December 17, 2019, of which 1,076,555 may be in the form of incentive stock options. The maximum number of shares for which options and stock appreciation rights may be granted to any participant in any calendar year is 627,990, and the maximum number of shares with respect to other awards denominated in shares in any calendar year is 627,990. The maximum value of cash payable with respect to awards denominated in cash or property that may be granted to any participant in any plan year is $5.0 million, subject to certain adjustments as defined. In the event that any outstanding award expires, is forfeited, cancelled or otherwise terminated without the issuance of shares or is otherwise settled for cash, the shares subject to such award shall again be available for awards. At December 31, 2010, there are 671,148 remaining shares available for grant under the Incentive Plan.

Stock Options

Options granted under the Plan generally vest at the rate of 20% on each anniversary of the grant date, beginning with the first anniversary of the grant date, with 100% vesting upon the fifth anniversary of the grant date, and, unless terminated earlier, expire on the tenth anniversary of the grant date.

The following table summarizes the Successor’s common stock option transactions for the years ended December 31:

	2010		2009
		Weighted		Weighted
		Average		Average
	Number of	Exercise	Number of	Exercise
	Shares	Price	Shares	Price

Outstanding, Beginning of Year	710,731	$17.50	—	$—
Granted	92,000	22.61	710,731	17.50
Exercised	—	—	—	—
Forfeited	(21,750)	17.50	—	—

Outstanding, End of Year	780,981	$18.10	710,731	$17.50

The weighted average grant date fair value of options granted was approximately $8.05 and $4.66 during the years ended December 31, 2010 and 2009, respectively. There were no options granted during 2008.

The estimated fair value of the options granted was measured on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	December 31,
	2010	2009

Risk-Free Interest Rate	2.39%	2.19%
Expected Term	5.78 years	5.78 years
Expected Volatility	55.0%	55.0%
Expected Dividend Yield	—%	—%

The risk-free interest rate for periods within the life of the option is based upon a blend of U.S. Treasury bond rates with maturities equal to the expected term of the options. The expected term assumption was derived using a binomial model analysis. The expected volatility assumption is based upon the historical volatility of comparable public companies’ stock as well as the implied volatility of outstanding options for the comparable companies that had such options. The dividend yield represents the expected dividends on the Company’s common stock for the expected term of the option.

At December 31, 2010, there were 139,796 vested and exercisable options outstanding with a weighted average exercise price of $17.50, aggregate intrinsic value of approximately $2.6 million, and weighted average remaining contractual term of approximately 8.9 years. The aggregate fair value of options vesting during the year ended December 31, 2010 was approximately $0.7 million. No options were exercised during the three years ended December 31, 2010. Additionally, at December 31, 2010, 582,662 additional options were expected to vest with a weighted average exercise price of approximately $18.23, and a weighted average remaining term of approximately 9.0 years. The aggregate intrinsic value of these options was approximately $10.4 million. The aggregate intrinsic value of options represents the total pre-tax intrinsic value (the difference between the estimated fair value of the Company’s stock on December 31, 2010 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2010. This amount changes based upon the fair market value of the Successor’s common stock.

As of December 31, 2010, there was approximately $3.1 million of unrecognized compensation cost related to stock options granted under the Incentive Plan. That cost is expected to be recognized on a straight-line basis over a weighted average period of approximately 4.0 years. Total compensation expense related to stock options was approximately $0.8 million for the year ended December 31, 2010. The related tax benefit recognized for the year ended December 31, 2010 totaled approximately $0.3 million. No compensation cost was recognized during the 2009 Successor Period for stock options.

Restricted Stock

The Company has awarded restricted shares of common stock to certain key employees. These shares are eligible to become vested in annual installments beginning in 2010 based upon the achievement of specified levels of Adjusted EBITDA, as defined, for each of the years ended December 31, 2010, 2011, 2012 and 2013. The shares, if any, are vested as of December 31 of each year. However, as the number of shares vesting is contingent upon the Company’s financial results, determined based upon the issuance of audited financial statements, the actual vesting of shares does not occur until the first quarter of the following year.

Restricted stock has the same cash dividend and voting rights as other common stock and, once issued, is considered to be legally issued and outstanding (even when unvested). Recipients of restricted stock are entitled to receive dividends when and if the Successor pays a cash dividend on its common stock. Such dividends are payable only upon the vesting of the related restricted shares.

The following table summarizes the Successor’s restricted stock activity for the years ended December 31:

	2010		2009
		Weighted Average		Weighted Average
	Number of	Grant Date	Number of	Grant Date
	Shares	Fair Value	Shares	Fair Value

Unvested, Beginning of Year	710,731	$11.29	—	$—
Granted	2,000	10.85	710,731	11.29
Vested	(175,261)	11.29	—	—
Forfeited	(11,750)	11.29	—	—

Unvested, End of Year	525,720	$11.29	710,731	$11.29

The cost of these restricted stock awards, calculated as the estimated fair market value of the shares on the date of grant, net of estimated forfeitures, is being recognized as it becomes probable that the restricted shares, or any portion thereof, will vest. The fair value of the 2010 grants is based upon the closing price of the Company’s stock on the date of grant. The fair value of the 2009 grants was estimated using a combination of the income and market approaches. Total compensation expense recognized in 2010 related to restricted stock was approximately $2.0 million. The related tax benefit recognized for the year ended December 31, 2010 totaled approximately $0.8 million. No compensation cost was recognized during the 2009 Successor Period for restricted stock awards. At December 31, 2010 there was approximately $5.5 million of unrecognized compensation cost with respect to restricted stock granted under the Incentive Plan.

The targeted Adjusted EBITDA for 2013 has not been established. Therefore, under ASC 505-50, “Equity-Based Payments to Non-Employees”, a measurement date has not occurred for accounting purposes with respect to the shares expected to vest in that year.

Predecessor Stock-Based Compensation

At December 31, 2008, certain employees and consultants held approximately 23,269 C-1 units and approximately 40,745 C-2 units, which represented equity interests in THL-Nortek Investors, LLC (“Investors LLC”), the parent of NTK Holdings, that functioned similar to stock awards. The C-1 units vested pro rata on a quarterly basis over a three-year period and approximately 23,116 were vested at December 31, 2008. The total fair value of the C-1 units was approximately $1.2 million and approximately $0.1 million remained to be amortized at December 31, 2008. The C-2 units only vested in the event that certain performance-based criteria, as defined, were met. At December 31, 2008, there was approximately $1.6 million of unamortized stock-based employee compensation with respect to the C-2 units, which would have been recognized in the event that it became probable that the C-2 units or any portion thereof would vest. The C-1 and C-2 units were valued using the Black-Scholes option pricing model to determine the freely-traded call option value based upon information from comparable public companies, which was then adjusted to reflect the discount period, the minority interest factor and the lack of marketability factor to arrive at the final valuations.

The Predecessor recorded stock-based compensation charges in selling, general and administrative expense, net of approximately $0.1 million for the 2009 Predecessor Period and $0.1 million for the year ended December 31, 2008. These units were cancelled in connection with the Reorganization.

NOTE J —	STOCK-BASED COMPENSATION

The Company’s 1997 Incentive Stock Option Plan (the “1997 Plan”) provided for the granting of options to both employees and non-employees for the purchase of up to 3,307,642 shares of the Company’s Class A common stock. The 1997 Plan expired in December 2007 and no further options may be granted thereunder. During 2008, the Board of Directors approved the 2008 Incentive Stock Option Plan (the “2008 Plan”) and authorized 500,000 shares for grant under the plan. There were 27,720 shares available for future grant under the 2008 Plan as of December 31, 2009. The 2008 Plan expires in 2018 at which time no further options may be granted under the Plan. Under both plans, the terms of options granted are determined by the Board of Directors, but in no event shall the exercise period exceed ten years from the date of grant. The exercise price is established by the terms of the individual plan agreements and is equal to the fair market value of the stock at the date of grant, as determined by the Board of Directors. Options issued become exercisable over vesting periods ranging from zero to five years as provided in the individual plan agreements. Upon a change in control of the Company, as defined in the Plans, all options outstanding on the date of the change in control become fully exercisable.

Total stock-based compensation for options granted to employees included in operating expense was $188,588 in 2009. As of December 31, 2009, approximately $87,400 of total unrecognized compensation costs related to non-vested awards is expected to be recognized over a weighted-average period of approximately one year.

The fair value of each stock option award was estimated on the date of grant using the Black-Scholes option pricing model in 2009. The following assumptions were used to estimate the fair value of options:

Assumptions:	2009

Expected dividend yield	0%
Expected life	1 year
Expected volatility	30%
Risk-free interest rate	0.33% to 0.66%

The weighted-average fair value of options granted during the year ended December 31, 2009 was $0.25.

A summary of activity related to common stock options is as follows for the year ended December 31, 2009:

		Weighted-
	Number of	Average
	Common Stock	Exercise
	Options	Price

Options outstanding at December 31, 2008	2,966,180	$4.49
Granted	289,800	6.72
Canceled	(107,255)	4.55
Exercised	(1,831,424)	2.50

Options outstanding at December 31, 2009	1,317,301	$4.95

Options exercisable at December 31, 2009	976,626	$4.76

Information regarding weighted-average exercise prices, number of options outstanding, and number of options exercisable as of December 31, 2009, under the stock option plan is as follows:

	Options outstanding		Options exercisable
Range of		Weighted-average		Weighted-average
exercise prices	Number	exercise price	Number	exercise price

$0.46 – $2.52	1,000	$2.52	1,000	$2.52
$3.00 – $3.70	120,750	$3.11	120,750	$3.11
$4.23 – $5.50	917,241	$4.84	768,756	$4.83
$5.76 – $6.35	188,270	$5.78	26,920	$5.78
$6.47 – $8.24	90,040	$6.73	59,200	$6.71

	1,317,301	$4.95	976,626	$4.76

NOTE K —	STOCK-BASED COMPENSATION

The Company’s 1997 Incentive Stock Option Plan (the “1997 Plan”) provided for the granting of options to both employees and non-employees for the purchase of up to 3,307,642 shares of the Company’s Class A common stock. The 1997 Plan expired in December 2007 and no further options may be granted thereunder. During 2008, the Board of Directors approved the 2008 Incentive Stock Option Plan (the “2008 Plan”) and authorized 500,000 shares for grant under the plan. There were 316,180 shares available for future grant under the 2008 Plan as of December 31, 2008. The 2008 Plan expires in 2018 at which time no further options may be granted under the Plan. Under both plans, the terms of options granted are determined by the Board of Directors, but in no event shall the exercise period exceed ten years from the date of grant. The exercise price is established by the terms of the individual plan agreements and is equal to the fair market value of the stock at the date of grant, as determined by the Board of Directors. Options issued become exercisable over vesting periods ranging from zero to five years as provided in the individual plan agreements. Upon a change in control of the Company, as defined in the Plans, all options outstanding on the date of the change in control become fully exercisable.

Total stock-based compensation for options granted to employees included in operating expense was $153,636 in 2008 and $84,018 in 2007. As of December 31, 2008, approximately $168,000 of total unrecognized compensation costs related to non-vested awards is expected to be recognized over a weighted-average period of approximately two years.

Prior to the Company’s adoption of SFAS 123R on January 1, 2006, the Company granted 37,190 options to outside parties during fiscal year 2005 which remain outstanding at December 31, 2008. The Company records compensation expense based on the fair value of these options within operating expenses upon the vesting of the optioned shares. During fiscal years 2008 and 2007, the Company recorded compensation expense of $13,138 and $13,144. As of December 31, 2008 these options have been fully expensed and no further compensation expense will be recognized in future years.

The fair value of each stock option award was estimated on the date of grant using the Black-Scholes option pricing model in 2008 and 2007. The following assumptions were used to estimate the fair value of options:

Assumptions:	2008	2007

Expected dividend yield	0%	0%
Expected life	2 years	3 years
Expected volatility	30%	30%
Risk-free interest rate	1.5% to 2.5%	3.9% to 4.8%

The weighted-average fair value of options granted during the years ended December 31, 2008 and 2007 were $1.07 and $1.75, respectively.

A summary of activity related to common stock options is as follows for the years ended December 31:

		Weighted-
	Number of	Average
	Common Stock	Exercise
	Options	Price

Outstanding at December 31, 2006	3,115,721	$4.29
Granted	67,608	5.54
Canceled	(93,880)	4.24
Exercised	(177,835)	3.06

Outstanding at December 31, 2007	2,911,614	4.39
Granted	186,860	5.79
Canceled	(102,615)	4.72
Exercised	(29,679)	2.82

Options outstanding at December 31, 2008	2,966,180	4.49

Information regarding weighted-average exercise prices, number of options outstanding, and number of options exercisable as of December 31, 2008, under the stock option plan is as follows:

	Options outstanding		Options exercisable
Range of		Weighted-average		Weighted-average
exercise prices	Number	exercise price	Number	exercise price

$0.46-$2.52	227,474	$1.80	227,474	$1.80
$3.00-$3.70	302,300	$3.07	297,900	$3.07
$4.23-$5.50	2,223,046	$4.83	1,660,028	$4.82
$5.76-$6.35	213,360	$5.78	7,456	$5.76

	2,966,180	$4.49	2,192,858	$4.27